UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 16830 Ventura Blvd., Suite 411

         Encino, CA  91436-1720

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     Gary Levenstein     Encino, CA     March 24, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $96,549 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440k106     1275    96789 SH       Sole                    96789        0        0
AMERICAN INTL GROUP INC        COM              026874107     2828    51045 SH       Sole                    51045        0        0
AMGEN INC                      COM              031162100     3369    57873 SH       Sole                    57873        0        0
APPLIED MATLS INC              COM              038222105     2255   138775 SH       Sole                   138775        0        0
BROADCOM CORP                  CL A             111320107     2738    91520 SH       Sole                    91520        0        0
CENDANT CORP                   COM              151313103     3565   173575 SH       Sole                   173575        0        0
CHEESECAKE FACTORY INC         COM              163072101     3782   106672 SH       Sole                   106672        0        0
CHRISTOPHER & BANKS CORP       COM              171046105     2646   150360 SH       Sole                   150360        0        0
CISCO SYS INC                  COM              17275R102     2630   147037 SH       Sole                   147037        0        0
CITIGROUP INC                  COM              172967101     2974    66183 SH       Sole                    66183        0        0
COLGATE PALMOLIVE CO           COM              194162103     3022    57924 SH       Sole                    57924        0        0
ELITE PHARMACEUTICALS INC      CL A NEW         28659T200     2340   531918 SH       Sole                   531918        0        0
FAMOUS DAVES AMER INC          COM              307068106     4013   284980 SH       Sole                   284980        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     2105   174810 SH       Sole                   174810        0        0
GENERAL ELEC CO                COM              369604103     3510    97335 SH       Sole                    97335        0        0
GILLETTE CO                    COM              375766102     2746    54400 SH       Sole                    54400        0        0
INDIA FD INC                   COM              454089103     3479   128033 SH       Sole                   128033        0        0
JETBLUE AWYS CORP              COM              477143101     1736    91195 SH       Sole                    91195        0        0
JOHNSON & JOHNSON              COM              478160104     3995    59480 SH       Sole                    59480        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2559    66790 SH       Sole                    66790        0        0
MEDTRONIC INC                  COM              585055106     3417    67058 SH       Sole                    67058        0        0
NETWOLVES CORP                 COM              64120V102      761  1311680 SH       Sole                  1311680        0        0
NIKU CORP                      COM NEW          654113703     2470   136815 SH       Sole                   136815        0        0
ORPHAN MED INC                 COM              687303107     1981   217410 SH       Sole                   217410        0        0
PEPSICO INC                    COM              713448108     2739    51650 SH       Sole                    51650        0        0
PFIZER INC                     COM              717081103     1709    65070 SH       Sole                    65070        0        0
SOUTHWEST AIRLS CO             COM              844741108     2710   190285 SH       Sole                   190285        0        0
SYSCO CORP                     COM              871829107     2145    59905 SH       Sole                    59905        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     5026   294620 SH       Sole                   294620        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2212    71370 SH       Sole                    71370        0        0
TIME WARNER INC                COM              887317105     1858   105850 SH       Sole                   105850        0        0
TURKISH INVT FD INC            COM              900145103     2010   126400 SH       Sole                   126400        0        0
VISION-SCIENCES INC DEL        COM              927912105     1672   601212 SH       Sole                   601212        0        0
VITAL IMAGES INC               COM              92846N104     3736   247425 SH       Sole                   247425        0        0
XILINX INC                     COM              983919101     2178    74520 SH       Sole                    74520        0        0
ZIMMER HLDGS INC               COM              98956P102     2358    30305 SH       Sole                    30305        0        0